Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 50.5%
U.S. Treasury Inflation-Protected Securities - 50.5%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	$ 2,360,830	$ 1,340,546
0.63%, 02/15/2043	2,762,840	2,116,589
0.75%, 02/15/2042 - 02/15/2045	4,479,257	3,418,252
1.38%, 02/15/2044	1,771,588	1,537,024
1.50%, 02/15/2053	4,060,148	3,364,467
2.38%, 01/15/2027	2,677,347	2,745,699
3.63%, 04/15/2028	1,178,202	1,262,655
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 04/15/2026 - 01/15/2032	9,499,580	8,912,351
0.25%, 07/15/2029	1,365,804	1,308,313
0.38%, 01/15/2027 - 07/15/2027	4,568,955	4,519,058
0.50%, 01/15/2028	2,575,180	2,530,173
0.63%, 07/15/2032	2,732,800	2,547,398
0.75%, 07/15/2028	2,530,540	2,501,387
0.88%, 01/15/2029	1,132,047	1,114,290
1.13%, 01/15/2033	1,066,230	1,019,829
1.25%, 04/15/2028	634,257	634,567
1.38%, 07/15/2033	3,398,720	3,310,417
1.75%, 01/15/2034	309,969	308,931
1.88%, 07/15/2034	2,429,232	2,447,321
2.38%, 10/15/2028	2,281,246	2,377,084
Total U.S. Government Obligations (Cost $52,528,414)		49,316,351
FOREIGN GOVERNMENT OBLIGATIONS - 32.7%
Australia - 4.1%
Australia Government Bonds
2.50%, 09/20/2030 (A)	AUD 4,250,000	4,041,710
Canada - 0.9%
Canada Government Real Return Bonds
4.00%, 12/01/2031	CAD 1,059,042	894,366
Italy - 2.3%
Italy Buoni Poliennali Del Tesoro
0.10%, 05/15/2033 (A)	EUR 2,340,320	2,235,318
Japan - 9.4%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2026 - 03/10/2029	JPY 1,338,150,700	9,141,267
Mexico - 0.2%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 254,000	192,458
New Zealand - 1.6%
New Zealand Government Inflation-Linked Bonds
2.00%, 09/20/2025 (A)	NZD 2,000,000	1,536,843
Spain - 5.3%
Spain Government Inflation-Linked Bonds
1.00%, 11/30/2030 (A)	EUR 4,713,900	5,167,530
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 8.9%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2026 - 03/22/2044 (A)	GBP 6,100,347	$ 7,235,191
1.25%, 11/22/2032 (A)	1,082,418	1,431,097
		8,666,288
Total Foreign Government Obligations (Cost $34,675,492)		31,875,780
CORPORATE DEBT SECURITIES - 12.7%
Aerospace & Defense - 0.2%
Boeing Co.
3.25%, 02/01/2028	$ 250,000	239,570
Automobiles - 0.4%
Ford Motor Credit Co. LLC
6.05%, 11/05/2031	200,000	195,988
Stellantis Finance U.S., Inc.
6.45%, 03/18/2035 (B)	211,000	208,893
		404,881
Banks - 6.0%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 4.96% (C), 04/16/2025 (D)	432,000	370,315
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	253,000	245,073
Fixed until 10/25/2034, 5.52% (C), 10/25/2035	1,000,000	978,049
Fixed until 02/12/2035, 5.74% (C), 02/12/2036	401,000	399,121
Barclays PLC
Fixed until 09/10/2029, 4.94% (C), 09/10/2030	200,000	199,144
BPCE SA
Fixed until 01/14/2045, 6.92% (C), 01/14/2046 (B)	253,000	262,117
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (C), 11/03/2032	272,000	231,960
Fixed until 09/19/2034, 5.41% (C), 09/19/2039	117,000	111,642
Corestates Capital II
3-Month Term SOFR + 0.91%, 5.21% (C), 01/15/2027 (B)	135,000	133,326
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (C), 05/28/2032	222,000	193,967
Fixed until 09/11/2029, 5.00% (C), 09/11/2030	520,000	516,931
HSBC Holdings PLC
Fixed until 11/03/2032, 8.11% (C), 11/03/2033	276,000	313,711
KeyBank NA
3.40%, 05/20/2026	250,000	246,129
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	$ 77,000	$ 63,709
Fixed until 10/18/2029, 4.65% (C), 10/18/2030	780,000	772,897
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (C), 11/28/2035	277,000	244,484
Fixed until 08/15/2029, 4.96% (C), 08/15/2030	300,000	299,935
Zions Bancorp NA
Fixed until 08/19/2034, 6.82% (C), 11/19/2035	252,000	256,414
		5,838,924
Chemicals - 1.6%
Albemarle Corp.
5.65%, 06/01/2052 (E)	350,000	296,201
CF Industries, Inc.
4.50%, 12/01/2026 (B)	450,000	447,825
Dow Chemical Co.
5.60%, 02/15/2054	43,000	39,622
Eastman Chemical Co.
5.75%, 03/08/2033	128,000	131,854
Nutrien Ltd.
5.25%, 03/12/2032	503,000	502,643
Sherwin-Williams Co.
4.80%, 09/01/2031	135,000	134,498
		1,552,643
Commercial Services & Supplies - 0.2%
Triton Container International Ltd.
3.15%, 06/15/2031 (B)	223,000	193,048
Construction & Engineering - 0.1%
MasTec, Inc.
5.90%, 06/15/2029	79,000	80,862
Containers & Packaging - 0.2%
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 (B)	201,000	201,406
Hotels, Restaurants & Leisure - 0.2%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	218,000	158,240
Insurance - 0.5%
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.71% (C), 02/12/2067 (B)	583,000	537,241
Metals & Mining - 1.3%
ArcelorMittal SA
6.35%, 06/17/2054 (E)	117,000	115,892
Corp. Nacional del Cobre de Chile
6.33%, 01/13/2035 (B)	215,000	220,566
Glencore Funding LLC
2.85%, 04/27/2031 (B)	120,000	105,610
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041	$ 285,000	$ 285,801
Rio Tinto Finance USA PLC
5.75%, 03/14/2055	182,000	181,622
South32 Treasury Ltd.
4.35%, 04/14/2032 (B)	373,000	348,229
		1,257,720
Oil, Gas & Consumable Fuels - 1.8%
APA Corp.
4.25%, 01/15/2030 (B)	520,000	494,100
6.10%, 02/15/2035 (B)	91,000	90,363
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (C), 07/15/2077	324,000	314,625
Enterprise Products Operating LLC
3.70%, 01/31/2051	243,000	175,713
Fixed until 08/16/2027, 5.25% (C), 08/16/2077	154,000	151,668
Phillips 66 Co.
4.95%, 03/15/2035 (E)	211,000	202,565
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/2037	280,000	297,777
		1,726,811
Semiconductors & Semiconductor Equipment - 0.2%
Foundry JV Holdco LLC
5.90%, 01/25/2033 (B)	211,000	214,447
Total Corporate Debt Securities (Cost $12,830,475)		12,405,793
ASSET-BACKED SECURITY - 0.6%
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 08/15/2027	625,000	623,001
Total Asset-Backed Security (Cost $609,107)		623,001

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.0%
Money Market Fund - 1.0%
State Street Institutional U.S. Government Money Market Fund, 4.29% (F)	931,003	931,003
Total Short-Term Investment Company (Cost $931,003)		931,003

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.7%
U.S. Treasury Bills
4.10% (F), 02/19/2026	$ 800,000	771,884
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
4.21% (F), 05/06/2025	$ 700,000	$ 697,114
4.26% (F), 06/26/2025	1,200,000	1,187,974
Total Short-Term U.S. Government Obligations (Cost $2,657,472)		2,656,972

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (F)	628,155	628,155
Total Other Investment Company (Cost $628,155)		628,155
Total Investments (Cost $104,860,118)		98,437,055
Net Other Assets (Liabilities) - (0.8)%		(796,099)
Net Assets - 100.0%		$ 97,640,956
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	04/10/2025	USD	4,213,266	AUD	6,520,000	$138,915	$—
JPMS	04/10/2025	USD	890,421	CAD	1,250,000	21,371	—
JPMS	04/10/2025	USD	10,218,048	EUR	9,610,000	—	(178,735)
JPMS	04/10/2025	USD	5,808,471	GBP	4,550,000	—	(68,846)
JPMS	04/10/2025	USD	8,967,042	JPY	1,333,000,000	69,917	—
JPMS	04/10/2025	USD	1,547,164	NZD	2,630,000	53,650	—
MSC	04/10/2025	USD	2,772,073	GBP	2,250,000	—	(134,292)
MSC	04/10/2025	EUR	2,765,000	USD	2,888,539	102,835	—
Total						$386,688	$(381,873)
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$49,316,351	$—	$49,316,351
Foreign Government Obligations	—	31,875,780	—	31,875,780
Corporate Debt Securities	—	12,405,793	—	12,405,793
Asset-Backed Security	—	623,001	—	623,001
Short-Term Investment Company	931,003	—	—	931,003
Short-Term U.S. Government Obligations	—	2,656,972	—	2,656,972
Other Investment Company	628,155	—	—	628,155
Total Investments	$1,559,158	$96,877,897	$—	$98,437,055
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$386,688	$—	$386,688
Total Other Financial Instruments	$—	$386,688	$—	$386,688
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(381,873)	$—	$(381,873)
Total Other Financial Instruments	$—	$(381,873)	$—	$(381,873)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2025, the total value of the Regulation S securities is $21,647,689, representing
22.2% of the Portfolio's net assets.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the total value of 144A securities is $3,457,171, representing 3.5% of the
Portfolio's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $615,475, collateralized by cash collateral of $628,155. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at March 31, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
COUNTERPARTY ABBREVIATION(S):
JPMS	JPMorgan Securities LLC
MSC	Morgan Stanley & Co.
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica PineBridge Inflation Opportunities VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust